Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated net unrealized loss on translation of net investment in foreign operations	$ 4	$ 4
Balance, beginning of year	21
Balance, end of year	10	21
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	(8)	(15)
Net unrealized (gain) loss	2	(11)
Reclassification of net loss (gain) to net income	6	18
Balance, end of year	0	(8)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	25	35
Net unrealized (gain) loss	(17)	(8)
Reclassification of net loss (gain) to net income	(2)	(2)
Balance, end of year	$ 6	$ 25